Income Taxes - Schedule of Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Earnings before income taxes		$ 147,583	$ 149,275	$ 252,394	$ 307,414
Canadian federal and provincial income tax rates		27.00%	27.00%	27.00%	27.00%
Income tax expense (recovery) based on above rates		$ 39,847	$ 40,305	$ 68,146	$ 83,002
Non-deductible portion of capital losses (non-taxable portion of capital gains)		0	0	0	(1,052)
Non-deductible stock based compensation and other		547	627	886	1,099
Differences in tax rates in foreign jurisdictions	[1]	(39,044)	(37,177)	(68,938)	(76,056)
Current period unrecognized temporary differences		431	(1,725)	407	2,208
Write down (reversal of write down) or recognition of prior period temporary differences		4,354	(1,829)	(946)	(8,329)
Total income tax expense (recovery) recognized in net earnings		$ 6,135	$ 201	$ (445)	$ 872

[1]	During the six months ended June 30, 2023, the Company’s subsidiaries generated net earnings of $257 million, as compared to $283 million during the comparable period of the prior year.